Consolidated Statements of Cash Flows (unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (1,417,745)	$ (925,724)	$ (1,811,302)	$ (690,158)
Adjustments to reconcile net loss to net cash used for operating activities:
Stock issued for services	34,500	119,650	573,348	23,000
Amortization of debt discount	212,834	40,954	266,511	0
Amortization of financing fees	18,047	65,639
Prepaid expenses	101,189	35,380	(87,689)
Depreciation and amortization	3,356	3,080	109,657
Account receivable	(1,172)	(9,445)	(2,741)	0
Debt amortization			0	672
Bad debt expense			0	4,461
Non-cash interest expense for stock conversion of debt	7,000	2,610
Non-cash beneficial conversion expense			0	29,788
Prepaid consulting fees			0	(13,500)
Accrued interest	17,225	9,280	4,855	2,201
Amortization	84,444	73,889
Inventory	(15,717)	(38,449)	(34,787)	(30,212)
Deposits			0	20,000
Accrued expenses	37,708	(4,604)	(10,280)	34,283
Net cash used for operating activities	(918,331)	(627,740)	(992,428)	(619,465)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of furniture and equipment	0	(5,702)
Deposit - asset purchase	0	(180,000)	(180,000)	(20,000)
Machinery and equipment			(5,702)	0
Net cash used for investing activities	0	185,702	(185,702)	(20,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Financing fees paid	0	(16,750)	0	(8,000)
Repayment of loans payable - third party			(914,100)	(25,000)
Repayments on related-party notes			0	0
Loans payable - third parties			827,100	104,500
Repayment of note payable	(321,100)	(251,474)
Proceeds from loan payable	735,340	727,500
Proceeds from issuance of common stock	0	1,120,500	1,711,150	530,500
Net advances from related party	70,501	807	772	4,470
Net cash provided by financing activities	484,741	1,580,583	1,624,922	606,470
Net increase (decrease) in cash and cash equivalents	(433,590)	767,140	446,792	(32,995)
Cash and cash equivalents at beginning of period	499,766	52,974	52,974	85,969
Cash and cash equivalents at end of period	66,176	820,114	499,766	52,974
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Common stock issued to repay third-party debt			101,610	0
Common stock issued for debt	25,000	0
Common stock issued to repay related party debt			0	1,133,067
Common stock issued for commitment fee	0	65,000	65,000	0
Inventory contributed for capital			0	677
Inventory contributed for capital	0	773
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Income taxes paid	0	0	0	0
Interest paid	$ 0	$ 0	$ 13,067	$ 0